Long-term debt - Additional Information (Detail)	12 Months Ended
	Mar. 30, 2013 USD ($) D	Mar. 30, 2013 CAD D	Dec. 11, 2012 USD ($)	Dec. 11, 2012 CAD	Mar. 31, 2012 USD ($)
Debt Disclosure [Abstract]
Outstanding letters of credit	$ 1,700,000				$ 1,800,000
Lease period	20	20
Annual rent rate	$ 2,000,000	2,013,138	$ 1,800,000	1,830,125
Increase in percentage of annual rent rate	10.00%	10.00%
Condition for lease agreement	The Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively.	The Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively.